Business Combination (Details)			12 Months Ended
	Jul. 22, 2021 USD ($) $ / shares shares	Feb. 09, 2021 USD ($) $ / shares shares	Dec. 31, 2021 shares	Dec. 31, 2020 shares
Business Acquisition [Line Items]
Legacy Sema4 Shareholder payout | $	$ 230,000,000
Sema4 OpCo, Inc
Business Acquisition [Line Items]
Business combination and net cash received | $	$ 510,000,000.0
Number of shares holder (in shares)		35,000,000	19,021,576
Price per shares (USD per share) | $ / shares		$ 10.00
Share conversion ratio	0.01
Number of shares public offering | $		$ 350,000,000
Common stock, issued (in shares)	240,190,402
Common stock, outstanding (in shares)	240,190,402
Sema4 OpCo, Inc | Prepaid expenses and other current assets
Business Acquisition [Line Items]
Transactions costs | $	$ 9,000,000
Sema4 OpCo, Inc | Merger Additional Capital
Business Acquisition [Line Items]
Transactions costs | $	$ 51,800,000
Class A common stock
Business Acquisition [Line Items]
Common stock, issued (in shares)			242,647,604	124
Common stock, outstanding (in shares)			242,647,604	124
Class A common stock | Sema4 OpCo, Inc
Business Acquisition [Line Items]
Number of shares holder (in shares)	10,188
Price per shares (USD per share) | $ / shares	$ 10.00
Number of shares public offering | $	$ 101,880
Class B convertible common stock
Business Acquisition [Line Items]
Common stock, issued (in shares)			0	130,557
Common stock, outstanding (in shares)			0	130,557
Class B convertible common stock | Sema4 OpCo, Inc
Business Acquisition [Line Items]
Number of shares holder (in shares)	178,336,298
Legacy Sema4 Shareholder payout | $	$ 230,665,220